Other financial assets (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other financial assets [Line Items]
Other financial assets	$ 6,533,725	$ 6,686,895
Not later than one year [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	2,967,878	5,315,537
Later than one year and not later than two years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	1,588,145	838,786
Later than two years and not later than five yearse [Member]
Disclosure of Other financial assets [Line Items]
Other financial assets	1,817,558	497,204
Later than five years [member]
Disclosure of Other financial assets [Line Items]
Other financial assets	$ 160,144	$ 35,368